Investment Income-Schedule of Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Dividends received	$ 0.1	$ 0.4	$ 0.0
Interest received – environmental trust funds	0.8	0.7	0.7
Interest received – cash balances	7.4	7.6	6.6
Total investment income	$ 8.3	$ 8.7	$ 7.3